Taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
NONCURRENT ASSETS
Noncurrent assets, beginning	R$ 3,160,016	R$ 3,009,172
Noncurrent assets, recognized in income	(459,131)	71,310
Noncurrent assets, Other		4,519
Noncurrent assets, reclassification		(53,992)
Noncurrent assets, recognized comprehensive income	(123,578)	129,007
Noncurrent assets, ending	2,329,899	3,160,016
NONCURRENT LIABILITIES
Noncurrent liabilities, beginning	3,089,121	2,882,555
Noncurrent liabilities, recognized in income	(37,693)	54,263
Noncurrent liabilities,Other		209,086
Noncurrent liabilities, reclassification		(54,616)
Non Current Liabilties Recognized comprehensive income	(243)	(2,167)
Noncurrent liabilities, ending	3,051,185	3,089,121
Net, beginning	70,895	126,617
Net, recognized in income	(421,438)	17,047
Net Other net		(204,567)
Net, reclassification		624
Net, recognized comprehensive income	(123,335)	131,174
Net, ending	(721,286)	70,895
Assets presented in the Statement of Financial Position, Beginning	1,757,688	1,644,299
Assets presented in the Statement of Financial Position Ending	1,174,175	1,757,688
Liabilities presented in the Statement of Financial Position, Beginning	(1,686,793)	(1,517,682)
Liabilities presented in the Statement of Financial Position, Ending	(1,895,459)	(1,686,793)
Discontinued operations [member]
NONCURRENT ASSETS
Noncurrent assets, Other	(247,408)
NONCURRENT LIABILITIES
Net Other net	(247,408)
Provision For Allocation Of P I S And Cofins Credits [Member]
NONCURRENT ASSETS
Noncurrent assets, beginning	649,412	629,427
Noncurrent assets, recognized in income	(112,012)	19,985
Noncurrent assets, recognized comprehensive income	0
Noncurrent assets, ending	537,400	649,412
Post Employment Benefits [Member]
NONCURRENT ASSETS
Noncurrent assets, beginning	504,612	363,297
Noncurrent assets, recognized in income	12,801	14,774
Noncurrent assets, reclassification		(2,466)
Noncurrent assets, recognized comprehensive income	(123,578)	129,007
Noncurrent assets, ending	393,835	504,612
Legal proceedings provision [Member]
NONCURRENT ASSETS
Noncurrent assets, beginning	592,478	635,048
Noncurrent assets, recognized in income	(294,227)	(41,717)
Noncurrent assets, Other		4,643
Noncurrent assets, reclassification		(5,496)
Noncurrent assets, recognized comprehensive income	0
Noncurrent assets, ending	298,251	592,478
Tax Losses And Negative Tax Basis [Member]
NONCURRENT ASSETS
Noncurrent assets, beginning	103,285	195,062
Noncurrent assets, recognized in income	345,316	(55,382)
Noncurrent assets, Other		(124)
Noncurrent assets, reclassification		(36,271)
Noncurrent assets, recognized comprehensive income	0
Noncurrent assets, ending	219,538	103,285
Tax Losses And Negative Tax Basis [Member] | Discontinued operations [member]
NONCURRENT ASSETS
Noncurrent assets, Other	(229,063)
Impairment Of Assets [Member]
NONCURRENT ASSETS
Noncurrent assets, beginning	213,287	295,789
Noncurrent assets, recognized in income	3,696	(73,376)
Noncurrent assets, reclassification		(9,126)
Noncurrent assets, recognized comprehensive income	0
Noncurrent assets, ending	216,983	213,287
Fair Value Purchase And Sale Of Power [Member]
NONCURRENT ASSETS
Noncurrent assets, beginning	256,220	251,160
Noncurrent assets, recognized in income	(125,049)	5,060
Noncurrent assets, ending	131,171	256,220
NONCURRENT LIABILITIES
Noncurrent liabilities, beginning	374,573	367,798
Noncurrent liabilities, recognized in income	(137,495)	6,775
Noncurrent liabilities, ending	237,078	374,573
Expected Credit Losses [Member]
NONCURRENT ASSETS
Noncurrent assets, beginning	140,956	139,737
Noncurrent assets, recognized in income	(13,371)	1,852
Noncurrent assets, recognized comprehensive income	0
Noncurrent assets, ending	127,585	140,956
Lease liabilities [Member]
NONCURRENT ASSETS
Noncurrent assets, beginning	74,662	74,783
Noncurrent assets, recognized in income	(648)	(121)
Noncurrent assets, reclassification		(633)
Noncurrent assets, ending	74,014	74,662
Provisions For Performance And Profit Sharing [Member]
NONCURRENT ASSETS
Noncurrent assets, beginning	50,803	14,914
Noncurrent assets, recognized in income	9,303	35,889
Noncurrent assets, recognized comprehensive income	0
Noncurrent assets, ending	60,106	50,803
Amortization Concession [Member]
NONCURRENT ASSETS
Noncurrent assets, beginning	62,869	57,649
Noncurrent assets, recognized in income	5,220	5,220
Noncurrent assets, recognized comprehensive income	0
Noncurrent assets, ending	49,744	62,869
Amortization Concession [Member] | Discontinued operations [member]
NONCURRENT ASSETS
Noncurrent assets, Other	(18,345)
Voluntary Retirement Program [Member]
NONCURRENT ASSETS
Noncurrent assets, beginning	207,809	479
Noncurrent assets, recognized in income	(170,230)	207,330
Noncurrent assets, recognized comprehensive income	0
Noncurrent assets, ending	37,579	207,809
Research And Development And Energy Efficiency Programs [Member]
NONCURRENT ASSETS
Noncurrent assets, beginning	67,265	127,083
Noncurrent assets, recognized in income	(49,705)	(59,818)
Noncurrent assets, recognized comprehensive income	0
Noncurrent assets, ending	17,560	67,265
Concession Contracts [Member]
NONCURRENT ASSETS
Noncurrent assets, beginning	17,633	18,702
Noncurrent assets, recognized in income	(1,069)	(1,069)
Noncurrent assets, recognized comprehensive income	0
Noncurrent assets, ending	16,564	17,633
Taxes With Suspended Liability [Member]
NONCURRENT ASSETS
Noncurrent assets, beginning	89,853	82,181
Noncurrent assets, recognized in income	(89,853)	7,672
Noncurrent assets, recognized comprehensive income	0
Noncurrent assets, ending	0	89,853
Other [Member]
NONCURRENT ASSETS
Noncurrent assets, beginning	128,872	123,861
Noncurrent assets, recognized in income	20,697	5,011
Noncurrent assets, recognized comprehensive income	0
Noncurrent assets, ending	149,569	128,872
NONCURRENT LIABILITIES
Noncurrent liabilities, beginning	53,752	55,346
Noncurrent liabilities, recognized in income	86,971	17,125
Noncurrent liabilities, reclassification		(16,552)
Non Current Liabilties Recognized comprehensive income	(243)	(2,167)
Noncurrent liabilities, ending	140,480	53,752
Concession Contracts One [Member]
NONCURRENT LIABILITIES
Noncurrent liabilities, beginning	2,026,461	1,848,548
Noncurrent liabilities, recognized in income	46,243	6,891
Noncurrent liabilities,Other		209,086
Noncurrent liabilities, reclassification		(38,064)
Noncurrent liabilities, ending	2,072,704	2,026,461
Deemed Cost Of Property Plant And Equipment [Member]
NONCURRENT LIABILITIES
Noncurrent liabilities, beginning	290,918	307,687
Noncurrent liabilities, recognized in income	(17,773)	(16,769)
Noncurrent liabilities, ending	273,145	290,918
Accelerated Depreciation [Member]
NONCURRENT LIABILITIES
Noncurrent liabilities, beginning	146,538	128,156
Noncurrent liabilities, recognized in income	15,907	18,382
Noncurrent liabilities, ending	162,445	146,538
Right Of Use Asset [Member]
NONCURRENT LIABILITIES
Noncurrent liabilities, beginning	70,325	71,877
Noncurrent liabilities, recognized in income	(881)	(1,552)
Noncurrent liabilities, ending	69,444	70,325
Escrow Deposits Monetary Variation [Member]
NONCURRENT LIABILITIES
Noncurrent liabilities, beginning	84,890	72,827
Noncurrent liabilities, recognized in income	(36,502)	12,063
Noncurrent liabilities, ending	48,388	84,890
Transaction Cost On Loans And Financing And Debentures [Member]
NONCURRENT LIABILITIES
Noncurrent liabilities, beginning	41,664	30,316
Noncurrent liabilities, recognized in income	5,837	11,348
Noncurrent liabilities, ending	R$ 47,501	R$ 41,664